FARMERS INVESTMENT TRUST
                                Balanced Portfolio
                                 Growth Portfolio
                           Growth with Income Portfolio
                                 Income Portfolio
                           Income with Growth Portfolio

     Supplement to Statement of Additional Information dated September 1, 2000

The following information supplements the disclosure in the "Investment Adviser" section of the Portfolios' Statement of Additional Information:

On October 17, 2000, the dual holding company structure of Zurich Financial Services Group, comprised of Allied Zurich p.l.c. in the United Kingdom and Zurich Allied A.G. in Switzerland, was unified into a single Swiss holding company, Zurich Financial Services.



October 30, 2000



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